Net Loss Per Share - Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss	$ (16,429,430)	$ (3,308,219)	$ (26,661,677)	$ (4,699,469)
Less: Cumulative preferred dividends	0	0	0	0
Net loss attributable to common stockholders	(16,429,430)	(3,308,219)	(26,661,677)	(4,699,469)
Net loss attributable to common stockholders	$ (16,429,430)	$ (3,308,219)	$ (26,661,677)	$ (4,699,469)
Denominator:
Weighted average common shares outstanding—basic (in shares)	10,233,183	10,000,000	10,174,887	10,000,000
Weighted average common shares outstanding—diluted (in shares)	10,233,183	10,000,000	10,174,887	10,000,000
Net loss per share attributable to common stockholders— basic (usd per share)	$ (1.61)	$ (0.33)	$ (2.62)	$ (0.47)
Net loss per share attributable to common stockholders— diluted (usd per share)	$ (1.61)	$ (0.33)	$ (2.62)	$ (0.47)